Debt - Schedule of Receivables Facility (Details) - Energy Services - Receivables Facility - Energy Services Receivables Facility - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Short-term Debt
Trade receivables transferred to ESFC during the year	$ 1,279.5	$ 1,017.3	$ 756.4
ESFC trade receivables sold to the bank during the year	193.0	243.0	204.0
ESFC trade receivables - end of year	65.0	44.8	$ 35.7
Outstanding balance of trade receivables sold	$ 2.0	$ 39.0